Financial Instruments - Disclosure of Accounts Receivables from Contract with Customers (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Accounts receivable from contracts with customers	R$ 101,673	R$ 57,841
Loss allowance	(150)	(166)
Non-current assets
Accounts receivable from contracts with customers	16,638	17,298
Receivables from contracts with customers	R$ 118,161	R$ 74,973